T D R that subsequently defaulted (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	1,328
Financing Receivable Modifications That Defaulted	$ 135,258
Commercial Real Estate [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	21
Financing Receivable Modifications That Defaulted	16,088
Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	27
Financing Receivable Modifications That Defaulted	6,233
Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	20
Financing Receivable Modifications That Defaulted	24,876
Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	522
Financing Receivable Modifications That Defaulted	81,200
Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	42
Financing Receivable Modifications That Defaulted	872
Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	463
Financing Receivable Modifications That Defaulted	4,667
Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0
Financing Receivable Modifications That Defaulted	0
Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	231
Financing Receivable Modifications That Defaulted	1,293
Auto
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0
Financing Receivable Modifications That Defaulted	0
Others
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	2
Financing Receivable Modifications That Defaulted	29
PUERTO RICO
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	1,304
Financing Receivable Modifications That Defaulted	105,924
PUERTO RICO | Commercial Real Estate [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	19
Financing Receivable Modifications That Defaulted	13,182
PUERTO RICO | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	25
Financing Receivable Modifications That Defaulted	4,681
PUERTO RICO | Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0
Financing Receivable Modifications That Defaulted	0
PUERTO RICO | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	522
Financing Receivable Modifications That Defaulted	81,200
PUERTO RICO | Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	42
Financing Receivable Modifications That Defaulted	872
PUERTO RICO | Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	463
Financing Receivable Modifications That Defaulted	4,667
PUERTO RICO | Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0
Financing Receivable Modifications That Defaulted	0
PUERTO RICO | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	231
Financing Receivable Modifications That Defaulted	1,293
PUERTO RICO | Auto
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0
Financing Receivable Modifications That Defaulted	0
PUERTO RICO | Others
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	2
Financing Receivable Modifications That Defaulted	29
UNITED STATES
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	24
Financing Receivable Modifications That Defaulted	29,334
UNITED STATES | Commercial Real Estate [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	2
Financing Receivable Modifications That Defaulted	2,906
UNITED STATES | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	2
Financing Receivable Modifications That Defaulted	1,552
UNITED STATES | Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	20
Financing Receivable Modifications That Defaulted	24,876
UNITED STATES | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0
Financing Receivable Modifications That Defaulted	0
UNITED STATES | Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0
Financing Receivable Modifications That Defaulted	0
UNITED STATES | Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0
Financing Receivable Modifications That Defaulted	0
UNITED STATES | Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0
Financing Receivable Modifications That Defaulted	0
UNITED STATES | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0
Financing Receivable Modifications That Defaulted	0
UNITED STATES | Auto
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0
Financing Receivable Modifications That Defaulted	0
UNITED STATES | Others
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number of Contracts that Default	0
Financing Receivable Modifications That Defaulted	$ 0